LEASE	12 Months Ended
Sep. 30, 2022
LEASE
LEASE

NOTE 13 – LEASE

As of September 30, 2022, the VIE and VIE’s subsidiaries have one factory lease with expiration date through December 2025. For the years ended September 30, 2022, 2021 and 2020, the lease expenses were $63,480, $109,346 and $71,826, respectively. Balance sheet information related to the VIE and VIE’s subsidiaries’ operating leases as of September 30, 2022 and 2021 was as follows:

	As of	As of
	September 30,	September 30,
	2022	2021
Operating Lease Assets:
Operating Lease right of use asset	$86,584	$118,154
Total operating lease assets	86,584	118,154
Operating lease obligations:
Current operating lease liabilities	23,859	55,847
Non-current operating lease liabilities	72,537	106,180
Total Lease liabilities	$96,396	$162,027

Remaining Lease Term Operating Lease	3.25 years	2.07 years
Discount rate	5.5%	5.5%

Lease liability maturities as of September 30, 2022, are as follows:

Operating,
lease
2022	28,116
2023	28,116
2024	28,116
2025	21,087
Total minimum lease payments	$105,435
Less: Imputed interest	(9,039)
Total	$96,396